UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                          Form 13F

                     Form 13F COVER PAGE

Report  for  the Calendar Year or Quarter Ended:   June  30,
2003

Check here if Amendment [X]; Amendment Number:  __1________
  This Amendment (Check only one): [ ] is a restatement
                                   [  ]  adds  new  holdings
                                   entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA 95052-8119

Form 13F File Number:  28-04527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Arvind Sodhani, Vice President and Treasurer (408) 765-1240

Signature, Place and Date of Signing:


/S/Arvind Sodhani    Santa Clara, California  May 26,2004
-------------------



      The original summary page to the Form 13F for the quarter ended June 30,2003 incorrectly stated that confidential treatment had been requested and that confidential information had been omitted and filed separately with the Commission. No such confidential treatment was requested nor was any confidential information omitted.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)